DISCONTINUED OPERATIONS AND LONG-LIVED ASSETS HELD FOR SALE AND LIABILITIES DIRECTLY ASSOCIATED WITH LONG-LIVED ASSETS HELD FOR SALE (Details 2) € in Millions, $ in Millions							12 Months Ended
	Feb. 02, 2018 EUR (€)	Jul. 26, 2017 EUR (€)	Apr. 26, 2017 EUR (€)	Dec. 22, 2016 EUR (€)	Jun. 15, 2016 EUR (€)	Jun. 15, 2016 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Aug. 04, 2017 EUR (€)	Jun. 27, 2017	Dec. 30, 2016 EUR (€)	Dec. 21, 2015
Discontinued Operations Long Lived Assets Textual Details [Line Items]
Impairment of goodwill							€ 0		€ 0
Cumulative translation loss adjustment							€ (175)	$ (211)	(3,133)	€ 0
Finansbank
Discontinued Operations Long Lived Assets Textual Details [Line Items]
Recognized impairment loss										5,478
Impairment of goodwill										1,763
Intangible assets impairment loss										96
Long-lived assets held for sale										3,619
Cumulative translation loss adjustment										€ 2,930
Finansbank | Qatar National Bank ("QNB")
Discontinued Operations Long Lived Assets Textual Details [Line Items]
Bank Group Shareholding After Last Transaction														99.81%
Total cash consideration					€ 2,750
Repayments of subordinated debt					€ 828	$ 910
S.A.B.A
Discontinued Operations Long Lived Assets Textual Details [Line Items]
Bank Group Shareholding After Last Transaction				99.82%
Total cash consideration				€ 19
Recognized impairment loss				€ 15					€ 14
United Bulgarian Bank (UBB)
Discontinued Operations Long Lived Assets Textual Details [Line Items]
Bank Group Shareholding After Last Transaction													99.91%
Dividends paid			€ 50
Interlease E.A.D.
Discontinued Operations Long Lived Assets Textual Details [Line Items]
Bank Group Shareholding After Last Transaction													100.00%
UBB and Interlease E.A.D
Discontinued Operations Long Lived Assets Textual Details [Line Items]
Total cash consideration													€ 610
UUB-Metlife Life Insurance Company AD
Discontinued Operations Long Lived Assets Textual Details [Line Items]
Disposal of participations interest held in subsidiary													30.00%
UBB Insurance Broker AD
Discontinued Operations Long Lived Assets Textual Details [Line Items]
Disposal of participations interest held in subsidiary													20.00%
UUB-Metlife Life Insurance Company AD and UBB Insurance Broker AD
Discontinued Operations Long Lived Assets Textual Details [Line Items]
Total cash consideration													€ 11
Finans Leasing | Qatar National Bank ("QNB")
Discontinued Operations Long Lived Assets Textual Details [Line Items]
Disposal of participations interest held in subsidiary														29.87%
Ethniki Hellenic General Insurance S.A. (EH)
Discontinued Operations Long Lived Assets Textual Details [Line Items]
Bank Group Shareholding After Last Transaction												75.00%
Agreement termination date							Mar. 28, 2018	Mar. 28, 2018
Banca Romaneasca S.A.
Discontinued Operations Long Lived Assets Textual Details [Line Items]
Bank Group Shareholding After Last Transaction		99.28%
Total cash consideration		€ 72
Recognized impairment loss		131
Agreement termination date							Mar. 19, 2018	Mar. 19, 2018
Agreed repayment laons impairnment		€ 20
Vojvodjanska Banka a.d. Novi Sad ("Vojvodjanska")
Discontinued Operations Long Lived Assets Textual Details [Line Items]
Bank Group Shareholding After Last Transaction											100.00%
NBG Leasing d.o.o. Belgrade ("Serbian Operations")
Discontinued Operations Long Lived Assets Textual Details [Line Items]
Bank Group Shareholding After Last Transaction											100.00%
Vojvodjanska Banka and Serbian operations
Discontinued Operations Long Lived Assets Textual Details [Line Items]
Total cash consideration											€ 125
NBG Albania
Discontinued Operations Long Lived Assets Textual Details [Line Items]
Bank Group Shareholding After Last Transaction	100.00%
Total cash consideration	€ 25
Recognized impairment loss	€ 37